June 6, 2003


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus Cash Management                   811-4175; 2-94930
      Dreyfus Cash Management Plus, Inc.        811-5295; 33-16693
      Dreyfus Government Cash Management Funds  811-3964; 2-89359
      Dreyfus Treasury Cash Management          811-4723; 33-6851
      Dreyfus Treasury Prime Cash Management    811-5718; 33-25941


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on May 30, 2003, pursuant to Rule 485(b).

     Please address any comments or questions to the attention of the undersigned at (212) 922-8297.

                                          Very truly yours,


                                          /s/ Donna Geoghan

                                          Donna Geoghan